Revenue - Schedule of Disaggregated Revenue (Details) - USD ($)	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue	$ 7,679,766	$ 5,617,447	$ 11,065,839	$ 13,379,709	$ 4,462,624
Cultivation and Production [Member]
Revenue				6,589,126	4,239,459
Dispensary Sales [Member]
Revenue				11,523,445	563,252
Intercompany Elimination [Member]
Revenue				$ (4,732,862)	$ (331,087)